Loan Servicing (Residential Mortgage Loans Managed or Securitized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
UPB of residential mortgage and home equity loan servicing portfolio	$ 121,639	$ 122,169
UPB of residential mortgage loans serviced for others (primarily agency conforming fixed rate)	90,325	91,132
Mortgage loans sold with recourse	578	702
Maximum recourse exposure from mortgage loans sold with recourse liability	282	326
Indemnification, recourse and repurchase reserves	40	79
FHA-insured mortgage loan reserve	$ 0	$ 85